NEW ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS
March 31, 2022
(Unaudited)
	Shares	Value
COMMON STOCKS − 95.1%
Alternate Energy — 76.1%
Energy Storage — 0.5%
Panasonic Holdings Corp. (Japan) ADR	225,000	$2,182,500
		2,182,500
Renewable Energy Power Producers & Developers — 69.2%
Acciona SA (Spain)	100,000	19,113,527
Algonquin Power & Utilities Corp. (Canada)	150,000	2,328,000
Atlantica Sustainable Infrastructure PLC (United Kingdom)*	500,000	17,535,000
Avangrid, Inc.	375,000	17,527,500
Boralex, Inc., Class A (Canada)	125,000	4,060,000
Brookfield Renewable Corp., Class A (Canada)	450,000	19,710,000
Brookfield Renewable Partners LP (Bermuda/Canada)**	550,000	22,588,500
Clearway Energy, Inc., Class A	625,000	20,825,000
EDP Renovaveis SA (Spain/Portugal)	850,000	21,854,128
Enel SpA (Italy)	2,700,000	18,027,239
Eversource Energy	200,000	17,638,000
Iberdrola SA (Spain)	1,945,241	21,261,448
Infratil Ltd. (New Zealand)	2,000,000	11,410,550
Innergex Renewable Energy, Inc. (Canada)	1,200,000	19,272,000
NextEra Energy Partners LP*,**	250,000	20,840,000
Northland Power, Inc. (Canada)	325,000	10,890,750
Orsted A/S (Denmark)	160,000	20,027,441
TransAlta Renewables, Inc. (Canada)	1,200,000	17,760,000
Trustpower Ltd. (New Zealand)	650,000	3,175,902
		305,844,985
Solar Photovoltaic — 0.5%
Canadian Solar, Inc. (Canada)***	50,000	1,768,000
Shoals Technologies Group, Inc., Class A***	25,000	426,000
		2,194,000
Wind Turbines — 5.9%
Siemens Gamesa Renewable Energy SA (Spain)***	640,000	11,225,116
TPI Composites, Inc.***	25,000	351,500
Vestas Wind Systems A/S (Denmark)	500,000	14,667,410
		26,244,026
Total Alternate Energy		336,465,511
Energy Conservation — 4.5%
Johnson Controls International PLC (Ireland)	40,000	2,622,800
Owens Corning, Inc.	25,000	2,287,500
Signify NV (Netherlands)	325,000	15,118,152
		20,028,452
The accompanying notes are an integral part of these Schedule of Investments.

NEW ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2022
(Unaudited)
	Shares	Value
Energy Management — 4.2%
Hydro One Ltd. (Canada)	125,000	$3,405,000
Siemens AG (Germany)	10,000	1,384,673
Terna-Rete Elettrica Nazionale SPA (Italy)	1,230,000	10,562,356
Trane Technologies PLC (Ireland)	20,000	3,054,000
		18,406,029
Sustainable Energy Financial Services — 4.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	375,000	17,786,250
		17,786,250
Water Systems & Utilities — 4.0%
American Water Works Co., Inc.	25,000	4,138,250
Veolia Environnement SA (France) ADR	400,000	12,784,000
Xylem, Inc.	10,000	852,600
		17,774,850
Transportation — 1.8%
BYD Co. Ltd. (China) ADR	125,000	6,917,500
Shimano, Inc. (Japan) ADR	50,000	1,143,500
		8,061,000
Recycling & Waste Management — 0.5%
Sims Ltd. (Australia) SP ADR	125,000	2,012,500
		2,012,500
Total Common Stocks (Cost $301,255,111)		420,534,592
WARRANTS − 0.0%
Alternate Energy — 0.0%
Abengoa SA, Class B Exp. 2025 (Spain)^***	500,000	—
Total Warrants (Cost $4,204)		—
	Par
CERTIFICATES OF DEPOSIT − 0.0%
Socially Concerned Banks — 0.0%
Alternatives Federal Credit Union 0.05% due 03/13/23	$ 200,000	200,000
Self Help Credit Union 0.40% due 12/30/22	100,000	100,000
Total Certificates of Deposit (Cost $300,000)		300,000
Investments in Securities (Cost $301,559,315) — 95.1%		420,834,592
Other Assets in Excess of Liabilities — 4.9%		21,477,706
Net Assets — 100.0%		$442,312,298
The accompanying notes are an integral part of these Schedule of Investments.

NEW ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Concluded)
March 31, 2022
(Unaudited)
*	These entities are commonly known as “Yieldco’s”. Yieldco’s are companies formed to own operating power assets which sell most of their electric production to major utilities under long term power purchase agreements. They are expected to pay most of their earnings in dividends to shareholders. They are similar in structure to Real Estate Investment Trusts (REITs).
**	Master Limited Partnership
***	Non-income producing security.
^	An investment with a value of $0 or 0.0% of the Fund’s net assets was valued by the Fund’s investment advisor.
ADR	-American Depositary Receipts
LP	-Limited Partnership
PLC	-Public Limited Company
REIT	-Real Estate Investment Trust
SP ADR	-Sponsored American Depositary Receipts
The accompanying notes are an integral part of these Schedule of Investments.

NEW ALTERNATIVES FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2022
(Unaudited)
1) PORTFOLIO VALUATION –The NewAlternatives Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued based on the official closing price or the last reported sale price on national securities exchanges where they are primarily traded or on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system as of the close of business on the day the securities are being valued. That is normally 4:00 p.m. Eastern time. If there were no sales on that day or the securities are traded on other over-the-counter markets, the mean of the last bid and asked prices prior to the market close is used. Short-term debt securities having a remaining maturity of 60 days or less are valued based on amortized cost.Certificates of Deposit securities are valued at amortized cost, provided such amount approximates market value and are categorized in Level 2.
Non-U.S. equity securities are valued based on their most recent closing market prices on their primary market and are translated from the local currency into U.S. dollars using current exchange rates on the day of valuation. The Fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As such, the Fund’s NAV may change on days when shareholders will not be able to purchase or redeem Fund shares.
If the market price of a security held by the Fund is unavailable at the time the Fund prices its shares at 4:00 p.m. Eastern time, the Fund will use the “fair value” of such security as determined in good faith by Accrued Equities, Inc., the Fund’s investment advisor, under methods established by and under the general supervision of the Trust’s Board of Trustees. The Fund may use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchange on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. The Fund does not invest in unlisted securities.
2) FAIR VALUE MEASUREMENTS – The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:
•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

NEW ALTERNATIVES FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2022
(Unaudited)
•	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactivemarket, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2022, in valuing the Fund’s assets carried at fair value:
	Total Value at 03/31/2022	Level 1 - Quoted Price	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Common Stocks
Alternate Energy	$336,465,511	$198,878,652	$137,586,859	$—
Energy Conservation	20,028,452	4,910,300	15,118,152	—
Energy Management	18,406,029	6,459,000	11,947,029	—
Sustainable Energy Financial Services	17,786,250	17,786,250	—	—
Water Systems & Utilities	17,774,850	17,774,850	—	—
Transportation	8,061,000	8,061,000	—	—
Recycling & Waste Management	2,012,500	2,012,500	—	—
Warrants	—	—	—	—
Certificates of Deposit	300,000	—	300,000	—
Total	$420,834,592	$255,882,552	$164,952,040	$—
At the end of each calendar quarter, management evaluates the classification of Level 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
The Fund utilizes an external pricing service to fair value certain foreign securities in the event of any significant market movements between the time the Fund valued certain foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy.

NEW ALTERNATIVES FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2022
(Unaudited)
Significant market movements were not deemed to have occurred at March 31, 2022, and therefore, the Fund did not utilize the external pricing service model adjustments. Transfers in and out between Levels are based on values at the end of the period.